Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 637,264	¥ 165,592	¥ 12,333
Less: tax surcharges		(40)	(31)	(1)
Net revenues	$ 92,680	637,224	165,561	12,332
Prepaid Standard Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues		596,702	138,921	8,768
Prepaid Multiple Course Packages [Member]
Disaggregation of Revenue [Line Items]
Total revenues		27,904	15,811	2,962
Other Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues		¥ 12,658	¥ 10,860	¥ 603